Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 10,689,219	$ 13,346,584
Restricted cash	87,842
Accounts receivable, net	7,100,656	9,462,980
Prepayments, other receivables and other current assets	1,391,295	1,240,639
Inventories, net	1,538,816	3,715,494
Total current assets	20,807,828	27,765,697
Non-current assets:
Property, plant and equipment, net	7,447,205	7,792,835
Right-of-use assets, net	3,177,674	3,474,737
Intangible asset, net	100,667	197,787
Deferred tax assets, net	165,983	329,594
Other non-current assets	4,547,727	4,076,456
Total non-current assets	15,439,256	15,871,409
Total Assets	36,247,084	43,637,106
Current Liabilities:
Accounts payable	3,580,584	3,648,331
Other payables and accrued liabilities	1,024,301	2,684,556
Lease obligation – current	223,543	218,578
Bank borrowings	6,108,552	5,582,665
Tax payable	212,801
Total current liabilities	11,149,781	12,134,130
Non-current liabilities:
Lease obligation – non-current	187,355	456,933
Total non-current liabilities	187,355	456,933
Total liabilities	11,337,136	12,591,063
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: US$0.002 par value per share, 125,000,000 shares authorized; 11,250,000 shares issued and outstanding	22,500	22,500
Additional paid-up capital	34,361,149	34,361,149
Statutory reserves	1,049,119	1,049,119
Accumulated other comprehensive loss	(3,708,980)	(3,888,270)
Accumulated deficit	(6,813,840)	(498,455)
Total shareholders’ equity	24,909,948	31,046,043
Total liabilities and shareholders’ equity	$ 36,247,084	$ 43,637,106